RiverPark Strategic Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 47.8%		Par	Value
Accommodation and Food Services - 2.3%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030 (a)		$ 17,203,608	$ 14,091,845

Administrative and Support and Waste Management and Remediation Services - 1.7%
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		10,625,000	10,553,586

Communications - 0.5%
Athomstart Invest 1083 AS, 8.28% (3 mo. EURIBOR + 6.00%), 06/04/2030 (a)	EUR	2,500,000	2,885,344

Consumer Discretionary - 2.6%
3t Global Bidco PLC, 11.25%, 05/22/2028		2,125,000	2,061,565
Amwood AB, 8.35% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	40,000,000	2,784,553
European Entertainment Intressenter BidCo AB, 9.49% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	6,800,000	7,361,746
Keyto Group AB, 7.30% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	20,000,000	2,135,112
Orien Trade OU, 9.29% (3 mo. EURIBOR + 7.00%), 06/30/2029	EUR	1,400,000	1,601,538
			15,944,514

Consumer Staples - 0.1%
Greenfood AB, 9.00% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	5,000,000	541,958

Energy - 3.9%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		12,700,000	13,393,208
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		10,544,000	10,728,088
Kistos Energy Norway AS, 9.75% (or 9.75% PIK), 09/17/2026 (a)		7,143	7,161
			24,128,457

Finance and Insurance - 6.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		15,623,023	14,898,943
Genworth Holdings, Inc.
6.50%, 06/15/2034		2,289,000	2,279,031
5.92% (3 mo. Term SOFR + 2.26%), 11/15/2036		2,531,000	2,132,109
Icahn Enterprises LP
5.25%, 05/15/2027		1,000,000	989,021
10.00%, 11/15/2029 (a)		3,369,000	3,326,740
Mutares SE & Co. KGaA
10.79% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	713,000	828,674
8.67% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	1,000,000	1,165,452
Photo Holdings LLC, 12.00%, 07/01/2031 (a)		13,409,000	13,833,045
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)		2,964,000	3,050,516
			42,503,531

Holding Companies - 1.5%
JDC Group AG, 6.69% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	5,377,000	6,251,254
Stockwik Forvaltning AB, 9.24% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	30,000,000	3,268,054
			9,519,308

Industrials - 1.5%
Bonheur ASA, 6.72% (3 mo. NIBOR + 2.35%), 10/09/2029 (a)	NOK	28,500,000	2,915,214
SLR Group GmbH, 9.17% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	3,676,750	4,079,189
Stolt-Nielsen Ltd., 6.69% (3 mo. NIBOR + 2.25%), 10/22/2030	NOK	15,000,000	1,522,956
Twma Finance AS, 12.25%, 02/10/2029 (a)		823,000	839,460
			9,356,819

Information - 0.2%
Go North Group AB, 11.07% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030 (b)(c)		1,064,255	0
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	11,755,367	678,916
Verizon Communications, Inc., 6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056		714,000	722,093
			1,401,009

Manufacturing - 6.4%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028 (c)		4,511,000	2,029,950
Canopy Growth Corp., 9.91%, 01/08/2031 (b)		16,211,500	15,076,695
Crocs, Inc., 4.13%, 08/15/2031 (a)		12,899,000	12,105,045
PepsiCo, Inc., 5.00%, 02/07/2035		2,000,000	2,013,157
Trulieve Cannabis Corp., 10.50%, 12/17/2030 (a)		8,139,000	8,628,011
			39,852,858

Materials - 1.2%
Duran Life Science Holding GmbH, 8.73% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	2,151,000	2,359,415
Fertiberia Corporate SL, 7.25% (3 mo. EURIBOR + 5.00%), 05/13/2031	EUR	1,000,000	1,179,745
Newco Holding Eur 29 Sarl, 11.00%, 02/20/2030 (a)		4,375,000	4,134,375
			7,673,535

Other Services (except Public Administration) - 1.9%
ANGI Group LLC, 3.88%, 08/15/2028 (a)		14,021,000	11,859,383

Professional, Scientific, and Technical Services - 6.7%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)		6,446,000	6,074,158
Getty Images, Inc.
14.00%, 03/01/2028 (a)		2,915,000	2,562,285
11.25%, 02/21/2030 (a)		8,769,000	7,258,540
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		10,568,000	10,567,277
Oracle Corp.
2.65%, 07/15/2026		8,960,000	8,953,701
4.45%, 09/26/2030		6,438,000	6,220,562
			41,636,523

Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033 (a)		2,000,000	2,034,226

Retail Trade - 1.1%
AutoNation, Inc., 2.40%, 08/01/2031		1,392,000	1,228,099
Superior Plus LP, 4.50%, 03/15/2029 (a)		6,045,000	5,864,473
			7,092,572

Technology - 1.6%
Genexis Group AB
7.00%, 09/30/2028	EUR	2,157,160	2,478,072
6.00%, 03/31/2029	EUR	763,644	698,029
5.00%, 03/31/2030 (c)	EUR	509,096	127,972
Hawk Infinity Software AS, 10.95% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(d)	NOK	20,700,000	2,002,349
Platform Group AG, 8.88%, 07/11/2028	EUR	7,539,000	4,694,647
			10,001,069

Transportation and Warehousing - 3.4%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		10,785,000	11,244,763
XPO, Inc., 6.25%, 06/01/2028 (a)		9,804,000	9,916,119
			21,160,882

Utilities - 2.2%
HMS Bergbau AG, 10.00%, 06/02/2030	EUR	8,178,000	9,711,467
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	41,000,000	4,079,409
			13,790,876

Wholesale Trade - 1.9%
Imola Merger Corp., 4.75%, 05/15/2029 (a)		11,823,000	11,619,546
TOTAL CORPORATE BONDS (Cost $305,155,264)			297,647,841

BANK LOANS - 20.7%		Par	Value
Communications - 5.8%
Cablevision of Litchfield LLC, 9.00% (Fixed Rate), 11/27/2028		10,011,000	10,036,028
CMG Media Corp., First Lien, 7.33% (3 mo. Term SOFR + 3.50%), 06/18/2029		17,775,922	16,116,806
Discovery Global (Warner Bros. Discovery), First Lien, 6.14% (1 mo. Term SOFR + 2.50%), 06/30/2033		10,161,750	10,177,196
			36,330,030

Consumer Discretionary - 3.7%
888 Acquisitions LLC, First Lien, 9.05% (6 mo. Term SOFR + 5.25%), 07/03/2028		9,253,964	9,242,396
Elevate Textiles, Inc., 12.34% (3 mo. Term SOFR + 8.65%), 09/30/2027		189,001	189,158
Marelli Term Loan, 11.62% (1 mo. Term SOFR + 8.00%), 12/31/2026		12,400,000	12,400,000
Sweetwater Sound Term Loan, 7.64% (1 mo. Term SOFR + 4.00%), 02/11/2033		1,398,642	1,409,132
			23,240,686

Health Care and Social Assistance - 1.4%
Inotiv, Inc., First Lien, 10.43% (or .25% PIK) (3 mo. Term SOFR + 6.50%), 09/22/2026		7,768,305	4,660,983
Inotiv, Inc. DIP Loan, 15.27% (or .25% PIK) (1 mo. Term SOFR + 11.50%), 08/03/2026 (b)		3,893,091	3,893,091
			8,554,074

Information - 1.8%
Audacy Capital LLC, 9.76% (1 mo. Term SOFR + 6.00%), 09/30/2029		10,703,852	9,022,437
Audacy Capital LLC Exit Loan, 10.76% (1 mo. Term SOFR + 7.00%), 09/30/2029		1,907,547	1,894,834
			10,917,271

Materials - 2.1%
TPC Group, Inc., 9.39% (6 mo. Term SOFR + 5.75%), 11/24/2031		13,497,418	13,136,767

Mining, Quarrying, and Oil and Gas Extraction - 2.3%
Sable Offshore Term Loan, 15.00%, 12/31/2028		15,087,000	14,634,390

Retail Trade - 2.7%
Mountaineer Merger Corp., 11.73% (or 7.00% PIK) (3 mo. Term SOFR + 8.00%), 06/16/2030 (b)		1,553,391	1,553,391
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029 (b)(c)		274,401	21,403
The Container Store, Inc. First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		4,001,488	3,837,427
The Container Store, Inc. Priming Loan, 10.14% (or 10.14% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		5,593,829	5,593,829
The Container Store, Inc. Rolled Up First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		1,847,489	1,755,115
The Container Store, Inc. Super Senior Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (b)		4,363,970	4,363,970
			17,125,135

Technology - 0.9%
Gogo Intermediate Holdings LLC, First Lien, 7.51% (1 mo. Term SOFR + 3.75%), 04/28/2028		767,000	710,196
Gogo Intermediate Holdings Term Loan, 9.64% (1 mo. Term SOFR + 6.00%), 04/28/2028		4,850,163	4,607,654
			5,317,850
TOTAL BANK LOANS (Cost $133,971,144)			129,256,203

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 8.7%	Shares	Value
Aperture AC - Class A (e)	302,000	2,989,800
Axiom Intelligence Acquisition Corp. - Class A (e)	293,000	3,029,620
Berto Acquisition Corp. (e)	365,000	3,828,850
Churchill Capital Corp. IX (e)	395,000	4,301,550
Globa Terra Acquisition Corp. - Class A (e)	288,328	2,978,428
M3-Brigade Acquisition V Corp. - Class A (e)	142,000	1,537,860
Plum Acquisition Corp. III (b)(e)	8,594	0
Quantum Leap Acquisition Corp. - Class A (e)	400,000	3,972,000
Roman DBDR Acquisition Corp. II (e)	437,200	4,608,088
RRE Ventures Acquisition Corp. - Class A (e)	308,000	3,046,120
Silverbox Corp. IV - Class A (e)	177,000	1,913,370
Soulpower Acquisition Corp. - Class A (e)	250,000	2,587,500
Spring Valley Acquisition Corp. IV - Class A (e)	350,000	3,570,000
Vendome Acquisition Corp. I - Class A (e)	439,635	4,493,070
Wen Acquisition Corp. - Class A (e)	600,000	6,174,000
Yorkville Acquisition Corp. - Class A (e)	500,000	5,105,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $53,390,971)		54,135,256

COMMON STOCKS - 2.2%	Shares	Value
Finance and Insurance - 1.0%
Euronet Worldwide, Inc. (e)	81,907	5,994,773

Information - 0.4%
Audacy Capital Class A (e) (m)	7,239	18,098
Audacy Capital Class B (e) (m)	2,481	6,202
Comcast Corp. - Class A	15,000	368,250
GCI Liberty, Inc. - Class C (e)	107,766	2,323,435
Go North Group AB - Class B (b)(e)	39,550,658	0
Go North Group AB - Class C (b)(e)	328,998,234	0
		2,715,985

Manufacturing - 0.6%
Cannabist Co. Holdings, Inc. (e)	2,389,168	0
Prosomnus Equity (b)(e) (m)	0	0
RA Parent, Inc. (b)(e)	52	2,763,420
Star Group LP	62,645	804,362
		3,567,782

Materials - 0.2%
Battery Mineral Resources Corp. (e)	8,950,000	1,072,801
Champion Iron Ltd.	89,150	245,779
		1,318,580

Professional, Scientific, and Technical Services - 0.0% (f)
UpHealth, Inc. (b)(e)	133,414	0

Retail Trade - 0.0% (f)
Mountaineer Merger Corp. (b)(e)	5,718,472	0
The Container Store, Inc. (e)	153,461	0
		0

Technology - 0.0% (f)
Inteno Holding AB (e)	198,129	0
TOTAL COMMON STOCKS (Cost $15,895,453)		13,597,120

U.S. TREASURY SECURITIES - 1.9%	Par	Value

United States Treasury Inflation Indexed Bonds, 1.88%, 07/15/2035 (g)			12,227,763	11,993,110
TOTAL U.S. TREASURY SECURITIES (Cost $12,441,721)				11,993,110

PREFERRED STOCKS - 1.7%			Shares	Value
Finance and Insurance - 0.1%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027 (e)			40,765	1,015,864

Retail Trade - 0.0% (f)
Preferred A Mountaineer Merger, 0.00% (or 18.00% PIK) (b)			3,863,868	0
Preferred B Mountaineer Merger, 0.00% (or 11.47% PIK) (b)			2,636,863	0
				0

Wholesale Trade - 1.6%
NGL Energy Partners LP, Series B, 11.21% (3 mo. Term SOFR + 7.47%), Perpetual (e)			395,491	9,867,500
TOTAL PREFERRED STOCKS (Cost $10,394,766)				10,883,364

CONVERTIBLE BONDS - 0.7%			Par	Value
Holding Companies - 0.2%
Novedo Holding AB, 12.00% (or 12.00% PIK), 09/18/2028		SEK	15,400,000	1,246,758

Information - 0.4%
Go North Group AB, 0.00%, 12/31/2050 (b)(c)(h)		SEK	18,653,577	0
Leafly Holdings, Inc., 8.00%, 07/15/2026 (b)			3,358,000	2,686,400
				2,686,400

Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 13.09% (SOFR + 9.00%), 12/31/2026 (a)(b)			328,000	306,680
TOTAL CONVERTIBLE BONDS (Cost $5,172,981)				4,239,838

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%			Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual			122,890	2,568,401
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,457,022)				2,568,401

MORTGAGE-BACKED SECURITIES - 0.3%			Par	Value
Finance and Insurance - 0.3%
Merit 2020, Series 2021-STOR, Class A, 4.44% (1 mo. Term SOFR + 0.81%), 07/15/2038 (a)			1,915,000	1,914,237
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,903,031)				1,914,237

PURCHASED OPTIONS - 0.3% (e)	Notional Amount		Contracts	Value
Put Options - 0.3%
Bed Bath & Beyond, Inc. (i)(j)
Expiration: 01/15/2027; Exercise Price: $7.50	340,452		588	149,940
Expiration: 01/15/2027; Exercise Price: $10.00	680,904		1,176	535,080
Expiration: 01/15/2027; Exercise Price: $12.50	752,700		1,300	890,500
TOTAL PURCHASED OPTIONS (Cost $1,592,630)				1,575,520

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%			Par	Value
Norway Government Bond, 3.75%, 06/12/2035 (a)		NOK	12,500,000	1,222,389
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,183,606)				1,222,389

CONVERTIBLE PREFERRED STOCKS - 0.1%			Shares	Value
Professional, Scientific, and Technical Services - 0.1%
Oracle Corp., Series D, 6.50%, 01/15/2029 (e)			14,151	636,087
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $707,550)				636,087

WARRANTS - 0.0% (f)	Contracts		Value
Information - 0.0% (f)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (e)	19,401		48,503
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (e)	21,228		0
			48,503

Manufacturing - 0.0% (f)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (b)(e)	286,965		0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25 (b)(e)	258,269		0
			0
TOTAL WARRANTS (Cost $688,763)			48,503

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 9.6%	Par		Value
Consumer Discretionary - 1.7%
Genuine Parts Co., 4.66%, 07/08/2026 (a)(k)	10,629,000		10,618,969

Consumer Staples - 1.9%
Keurig Dr Pepper, Inc., 4.41%, 07/08/2026 (a)(k)	11,815,000		11,804,123

Health Care and Social Assistance - 2.0%
HCA, Inc., 4.40%, 08/13/2026 (a)(k)	12,140,000		12,075,080

Manufacturing - 2.0%
Jabil, Inc., 4.41%, 08/19/2026 (a)(k)	12,630,000		12,554,513

Materials - 2.0%
EIDP, Inc., 4.16%, 07/24/2026 (a)(k)	12,630,000		12,596,580
TOTAL COMMERCIAL PAPER (Cost $59,655,681)			59,649,265

MONEY MARKET FUNDS - 6.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (l)	12,343,339		12,343,339
First American Treasury Obligations Fund - Class X, 3.58% (l)	28,981,558		28,981,558
TOTAL MONEY MARKET FUNDS (Cost $41,324,897)			41,324,897

TOTAL INVESTMENTS - 101.2% (Cost $645,935,480)			630,692,031
Liabilities in Excess of Other Assets - (1.2)%		(0.01179)	(7,349,628)
TOTAL NET ASSETS - 100.0%			$ 623,342,403

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AB - Aktiebolag AG - Aktiengesellschaft ASA - Advanced Subscription Agreement CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $252,862,883 or 40.6% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $41,851,421 or 6.7% of net assets as of June 30, 2026.

(c)	Security is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Non-income producing security.
(f)	Represents less than 0.05% of net assets.
(g)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2026 was $11,953,208.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	Exchange-traded.
(j)	100 shares per contract.
(k)	The rate shown is the annualized yield as of June 30, 2026.
(l)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(m)	Privately held.

RiverPark Strategic Income Fund
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Bed Bath & Beyond, Inc. (a)(b)
Expiration: 01/15/2027; Exercise Price: $10.00	$ (226,968)	(392)	$ (23,924)
Expiration: 01/15/2027; Exercise Price: $12.50	(567,420)	(980)	(38,790)
Expiration: 01/21/2028; Exercise Price: $10.00	(450,462)	(778)	(136,961)
Expiration: 01/21/2028; Exercise Price: $12.50	(450,462)	(778)	(112,253)
TOTAL WRITTEN OPTIONS (Premiums received $314,076)			$ (311,928)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

CORPORATE BONDS - (1.1)%	Par	Value
Information - (0.1)%
Comcast Corp., 1.50%, 02/15/2031	$ (1,000,000)	$ (863,280)

Manufacturing - (0.9)%
Builders FirstSource, Inc., 4.25%, 02/01/2032	(2,165,000)	(2,018,189)
PepsiCo, Inc., 5.00%, 02/07/2035	(3,481,000)	(3,503,900)
		(5,522,089)

Materials - (0.1)%
Champion Iron Ltd., 7.88%, 07/15/2032	(706,000)	(731,299)
TOTAL CORPORATE BONDS (Proceeds $7,065,998)		(7,116,668)

EXCHANGE TRADED FUNDS - (0.7)%	Shares	Value
Finance and Insurance - (0.7)%
iShares iBoxx USD High Yield Corporate Bond ETF	(53,100)	(4,246,407)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,255,905)		(4,246,407)

COMMON STOCKS - (0.1)%	Shares	Value
Consumer, Non-cyclical - (0.1)%
Bed Bath & Beyond, Inc.	(50,224)	(290,797)
TOTAL COMMON STOCKS (Proceeds $304,542)		(290,797)

TOTAL SECURITIES SOLD SHORT - (1.9)% (Proceeds $11,626,445)		$ (11,653,872)

Percentages are stated as a percent of net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2026	USD	1,440,742	CAD	1,972,150	$ 49,229
U.S. Bancorp Investments, Inc.	07/15/2026	USD	58,437,344	EUR	49,725,000	1,585,410
U.S. Bancorp Investments, Inc.	07/15/2026	USD	14,496,324	GBP	10,715,000	283,629
U.S. Bancorp Investments, Inc.	07/15/2026	USD	11,903,698	NOK	109,270,000	867,033
U.S. Bancorp Investments, Inc.	07/15/2026	USD	11,112,490	SEK	102,970,000	483,988
U.S. Bancorp Investments, Inc.	07/15/2026	EUR	6,962,500	USD	8,063,663	(103,249)
U.S. Bancorp Investments, Inc.	07/15/2026	GBP	10,715,000	USD	14,300,775	(88,080)
Net Unrealized Appreciation (Depreciation)						$ 3,077,960

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

RiverPark Strategic Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$ –	$ 282,571,146	$ 15,076,695	$ 297,647,841
Bank Loans	–	108,237,977	21,018,226	129,256,203
Special Purpose Acquisition Companies (SPACs)	51,156,828	2,978,428	0	54,135,256
Common Stocks	10,809,400	24,300	2,763,420	13,597,120
U.S. Treasury Securities	–	11,993,110	–	11,993,110
Preferred Stocks	10,883,364	–	0	10,883,364
Convertible Bonds	–	1,246,758	2,993,080	4,239,838
Real Estate Investment Trusts - Preferred	2,568,401	–	–	2,568,401
Mortgage-Backed Securities	–	1,914,237	–	1,914,237
Purchased Options	149,940	1,425,580	–	1,575,520
Foreign Government Debt Obligations	–	1,222,389	–	1,222,389
Convertible Preferred Stocks	636,087	–	–	636,087
Warrants	0	48,503	0	48,503
Commercial Paper	–	59,649,265	–	59,649,265
Money Market Funds	41,324,897	–	–	41,324,897
Total Investments	$ 117,528,917	$ 471,311,693	$ 41,851,421	$ 630,692,031

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 3,269,289	$ –	$ 3,269,289
Total Other Financial Instruments	$ –	$ 3,269,289	$ –	$ 3,269,289

Liabilities:
Investments:
Corporate Bonds	$ –	$ (7,116,668)	$ –	$ (7,116,668)
Exchange Traded Funds	(4,246,407)	–	–	(4,246,407)
Written Options	–	(311,928)	–	(311,928)
Common Stocks	(290,797)	–	–	(290,797)
Total Investments	$ (4,537,204)	$ (7,428,596)	$ –	$ (11,965,800)

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (191,329)	$ –	$ (191,329)
Total Other Financial Instruments	$ –	$ (191,329)	$ –	$ (191,329)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund	Corporate Bonds	Bank Loans		Special Purpose Acquisition Companies		Common Stocks		Preferred Stocks	Convertible Bonds	Warrants
Beginning Balance - October 1, 2025	$2,884,556	$5,956,183		$—		$4,146,520		$1,662,427	$3,562,944	$0
Purchases	15,025,958	12,887,499		—		477,001		—	—	—
Sales	(1,929,254)	(4,920,896)		—		(1,643,005)		—	(497,690)	—
Realized gains	133,747	332,965		—		—		—	57,319	—
Realized losses	(5,293,735)	(56,405)		—		(572,148)		—	—	—
Accretion of discount/(amortization of premium)	103,329	152,999		—		—		—	23,940	—
Change in unrealized appreciation/(depreciation)	4,152,094	69,382		(2,020)		355,052		(1,662,427)	(153,433)	—
Transfer into Level 3	—	6,596,499	*	2,020	**	0	***	—	—	—
Transfer out of Level 3	—	—		—		—		—	—	—
Ending Balance - June 30, 2026	$15,076,695	$21,018,226		$—		$2,763,420		$—	$2,993,080	$0

* These securities are undergoing a merger and have been transferred into level 3 until the merger has closed.
** These were founder shares and as such, should be reflected as a level 3 security.
*** This security was transferred to level 3 due to the bonds not being paid off when maturity occurred.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
	Corporate Bonds	Bank Loans		Special Purpose Acquisition Companies		Common Stocks		Preferred Stocks	Convertible Bonds	Warrants
	$1,421,633	$407,754		$(2,020)		$(474,541)		$(1,662,427)	$(153,433)	$—

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input

Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

RiverPark Strategic Income Fund
Descriptions	Fair Value June 30, 2026	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$15,076,695	Market Approach	Broker quote	$93.00	$93.00	Increase
			Recoverable value	0.00%	0.00%	Increase
Bank Loans	$21,018,226	Market Approach	Transaction price	$7.80-100.00	$98.30	Increase
			Recoverable value	$100.00	$100.00	Increase
			Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	100.00%	100.00%	Increase
Special Purpose Acquisition Companies	$0	Market Approach	Recoverable value	$0.00	$0.00	Increase
Common Stocks	$2,763,420	Market Approach	Recoverable value	$0.00-1.20	$1.20	Increase
			Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase

			Recoverable value	0.00%	0.00%	Increase
			Broker quote	$53,000.00	$53,000.00	Increase
Preferred Stocks	$0	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	0.00%	0.00%	Increase
Convertible Bonds	$2,993,080	Market Approach	Broker quote	$93.50	$93.50	Increase
			Recoverable value	$0.00-80.00	$80.00	Increase
Warrants	$0	Market Approach	Recoverable value	$0.00	$0.00	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.